Issued Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Shares Issued and Fully Paid	The breakdown of each class of share capital as of such dates is as follows:
Shares issued and fully paid

	Year Ending December 31,
Shares issued and fully paid	2021	2020	2019
Ordinary Shares	53	49	48
Series A preference shares	25	47	47
Series B preference shares	14	31	31
Series B-1 preference shares	7	9	9
Series X Preferred Shares	20	—	—

	119	136	135

Summary of Authorized Shares	the number of shares authorized for each class remained unchanged for the years in 2019 and 2020 as follows:
Authorized shares

Authorized shares	Number of shares	Face value per share
Ordinary Shares	20,000,000	0.00001
Series A preference shares	4,723,330	0.00001
Series B preference shares	3,117,915	0.00001
Series B-1 preference shares	899,153	0.00001
Series X Preferred Shares	2,500,000	0.00001

Summary of Ordinary Shares Issued and Fully Paid
Ordinary shares issued and fully paid

Ordinary shares	Number of shares	Face value per share	Total
At January 1, 2019	4,823,645	0.00001	48
Issuance of shares	9,136	0.00001	—

At December 31, 2019	4,832,781	0.00001	48
Issuance of shares	96,481	0.00001	1

At December 31, 2020	4,929,262	0.00001	49
Issuance of shares	333,806	0.00001	4

At December 31, 2021	5,263,068	0.00001	53

Summary of Preferred Shares
Preferred shares

Preferred shares	Series A	Series B	Series B-1	Series X		Face value per share	Total
At January 1, 2019	4,723,330	3,117,915	899,153	—		0.00001	87
Redemption / Issuance of shares	—	—	—	—		0.00001	—

At December 31, 2019	4,723,330	3,117,915	899,153	—		0.00001	87
Redemption / Issuance of shares	—	—	—	—		0.00001	—

At December 31, 2020	4,723,330	3,117,915	899,153	—		0.00001	87
Treasury shares (2)	(2,176,000)	(1,725,784)	(226,629)	—		0.00001	(41)
Issuance of shares	—	—	—	2,033,230	(1)	0.00001	20

At December 31, 2021	2,547,330	1,392,131	672,524	2,033,230		0.00001	66

(1)	Issuance of 2,033,320 Nettar Series X Preferred shares were classified as liabilities on the Consolidated Statement of Financial Position.

(2)	See Note 17 in relation to the preferred shareholder transaction.